Net Income From Financial Assets And Liabilities At Fair Value Through Profit Or Loss (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Net Income from Financial Assets and Liabilities at Fair Value through Profit or Loss
Net income from financial assets and liabilities at fair value through profit or loss for the fiscal years ended March 31, 2023, 2022 and 2021 consisted of the following:

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
Net income from financial assets mandatorily at fair value through profit or loss:
Net income from debt instruments	¥115,291	¥156,792	¥262,396
Net income from equity instruments	1,439	5,025	23,687
Net income (loss) from financial liabilities designated at fair value through profit or loss	56,581	38,432	(6,071)

Total net income from financial assets and liabilities at fair value through profit or loss	¥173,311	¥200,249	¥280,012